Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 07, 2016
Registrant Name	dei_EntityRegistrantName	Equinox Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001498272
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	eqft
Document Creation Date	dei_DocumentCreationDate	Oct. 07, 2016
Document Effective Date	dei_DocumentEffectiveDate	Oct. 07, 2016
Prospectus Date	rr_ProspectusDate	Oct. 07, 2016
Equinox Chesapeake Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	EQUINOX CHESAPEAKE STRATEGY FUND (THE “FUND”)
Supplement [Text Block]	eqft_SupplementTextBlock

EQUINOX FUNDS TRUST

(THE “TRUST”)

EQUINOX CHESAPEAKE STRATEGY FUND (THE “FUND”)

Supplement dated October 7, 2016 to the Prospectus for the Fund dated February 1, 2016 (“Prospectus”) and Summary Prospectus dated February 1, 2016 (“Summary Prospectus”), each as may be amended or supplemented from time to time.

The information in this supplement updates and amends certain information contained in the Prospectus and Summary Prospectus for the Fund and should be read in conjunction with such documents.

Effective October 3, 2016, Chesapeake Capital Corporation’s (“Chesapeake”) managed futures program (the “Chesapeake Program”) in which the Fund’s consolidated wholly-owned subsidiary (“Subsidiary”) invests, has changed the aggregate weighted average management fees it pays to Chesapeake, both directly and indirectly through over-the-counter derivatives, from 0.00% to 0.75% of the Chesapeake Program’s notional exposure, and has eliminated the incentive/performance fees it previously charged of up to 10% of the Chesapeake Program’s trading profits. Effective as of the same date, Chesapeake is waiving its 0.75% management fee until such time as Chesapeake has waived $260,000.

Accordingly, the 8th and 9th sentences of footnote 4 to the Fund’s fee table in the Prospectus and Summary Prospectus are deleted in their entirety and replaced with the following:

Effective October 3, 2016, the Chesapeake Program, in which the Subsidiary invests, pays to Chesapeake aggregate weighted average management fees, both directly and indirectly through over-the-counter derivatives, of 0.75% of the Chesapeake Program’s notional exposure. Effective as of the same date, Chesapeake is waiving its 0.75% management fee until such time as Chesapeake has waived $260,000. Prior to October 3, 2016, the Chesapeake Program was subject to aggregate weighted average management fees and weighted average incentive/performance fees, both directly and indirectly through over-the-counter derivatives, of 0.00% of the Chesapeake Program’s notional exposure and up to 10% of Chesapeake Program’s trading profits, respectively.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE